Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000029018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	10.36%	3.48%	5.57%
C000029017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	13.35%	3.59%	5.23%
C000029021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000029000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	6.14%	9.27%	16.03%
C000028999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	8.95%	9.38%	15.65%
C000029003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000029036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	17.67%	9.74%	11.42%
C000029035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	21.01%	9.85%	11.05%
C000029029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	17.93%	9.95%	11.53%
C000029028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	21.22%	10.07%	11.17%
Without Sales Load [Member] | C000029018
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%	4.64%	6.31%
Without Sales Load [Member] | C000029015
Average Annual Return [Line Items]
Average Annual Return, Percent	15.24%	4.38%	6.03%
Without Sales Load [Member] | C000029017
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%	3.59%	5.23%
Without Sales Load [Member] | C000029021
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%	4.78%	6.36%
Without Sales Load [Member] | C000029000
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%	10.50%	16.83%
Without Sales Load [Member] | C000028997
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	10.22%	16.54%
Without Sales Load [Member] | C000028999
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	9.38%	15.65%
Without Sales Load [Member] | C000029003
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%	10.43%	16.85%
Without Sales Load [Member] | C000029036
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%	10.98%	12.18%
Without Sales Load [Member] | C000029033
Average Annual Return [Line Items]
Average Annual Return, Percent	22.92%	10.70%	11.90%
Without Sales Load [Member] | C000029035
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%	9.85%	11.05%
Without Sales Load [Member] | C000029029
Average Annual Return [Line Items]
Average Annual Return, Percent	23.46%	11.19%	12.29%
Without Sales Load [Member] | C000029026
Average Annual Return [Line Items]
Average Annual Return, Percent	23.16%	10.91%	12.02%
Without Sales Load [Member] | C000029028
Average Annual Return [Line Items]
Average Annual Return, Percent	22.22%	10.07%	11.17%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.98%	12.78%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.17%	0.88%	1.92%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.17%	0.88%	1.92%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.17%	0.88%	1.92%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.17%	0.88%	1.92%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	18.24%	13.17%	18.13%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	18.24%	13.17%	18.13%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	18.24%	13.17%	18.13%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	18.24%	13.17%	18.13%